Earnout Shares (Details) $ / shares in Units, $ in Millions		12 Months Ended
	May 27, 2022 D $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Earnout Shares
Term for shares to be issued	5 years
Stock-based compensation expense | $		$ 39	$ 3	$ 3
Initial fair value of the Earnout Shares liability | $		90
Gain on fair value change in Earnout Shares liability | $		10
GBTG MIP Options
Earnout Shares
Stock-based compensation expense | $		$ 2
If the VWAP of Class A Common Stock is greater than or equal to $12.50 | Class A common stock
Earnout Shares
Stock price trigger for any 20 trading days within any consecutive 30-trading day | $ / shares	$ 12.50
Number of trading days | D	20
Number of consecutive trading days | D	30
Term for shares to be issued	5 years
Contingent right to receive shares (as a percent)	50.00%
If the VWAP of Class A Common Stock is greater than or equal to $15.00 | Class A common stock
Earnout Shares
Stock price trigger for any 20 trading days within any consecutive 30-trading day | $ / shares	$ 15.00
Number of trading days | D	20
Number of consecutive trading days | D	30
Term for shares to be issued	5 years